Environmental Rehabilitation Provision (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Disclosure of environmental rehabilitation provision [Table Text Block]
	Year ended December 31,
	2020	2019
Environmental Rehabilitation Provision - beginning of period	$52,525	$61,107
Change in estimate	(2,315)	(9,912)
Liabilities discharged	(543)	(742)
Accretion expense	2,083	2,072
Environmental Rehabilitation Provision - end of period	51,750	52,525
Less current portion	(893)	(1,276)
Non-current portion	$50,857	$51,249